Reinsurance - Narrative (Details) (USD $)					12 Months Ended				0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Hannover Re	Oct. 02, 2013 Hannover Re	Dec. 31, 2013 Hannover Re Customer concentration risk	Dec. 31, 2012 Hannover Re Customer concentration risk	Dec. 31, 2013 Hannover Re Ceded Credit Risk, Secured Customer concentration risk	Dec. 31, 2012 Hannover Re Ceded Credit Risk, Secured Customer concentration risk	Oct. 02, 1998 Lincoln National Corporation, subsidiary	Dec. 31, 2013 Lincoln National Corporation, subsidiary	Dec. 31, 2012 Lincoln National Corporation, subsidiary	Jan. 01, 2009 Scottish Re [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reinsurance recoverable	$ 6,702,200,000	$ 7,379,300,000			$ 2,400,000,000	$ 2,700,000,000	$ 2,393,500,000	$ 2,300,000,000		$ 2,000,000,000	$ 2,100,000,000
Concentration risk, unaffiliated reinsurer (percent)					35.80%	36.50%
Disposal of life insurance business									1,000,000,000
Percentage of business recaptured				32.00%								100.00%
Collateral requirement			$ 2,300,000,000